Parent company financial statements - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income	$ 45,602	$ (5,599)	$ 22,873	$ 745	$ 21,572	$ 23,966	$ 18,688	$ 19,588	$ 63,621	$ 83,814	$ 80,236
Adjustments to reconcile net income to net cash used in operating activities:
Loss (gain) on other assets									90	104	(328)
Stock-based compensation expense									10,214	7,089	7,207
Net cash (used in) provided by operating activities									(269,287)	63,905	212,208
Investing Activities
Proceeds from the sale of other assets									0	0	869
Net cash provided by (used in) investing activities									309,421	(182,913)	(586,501)
Financing Activities
Accretion of interest rate premium on subordinated debt									(436)	0	0
Payment of dividends									(14,264)	(10,045)	(6,137)
Proceeds from other borrowings									15,000	0	0
Net proceeds from sale of common stock under employee stock purchase program									978	804	1,196
Net cash provided by financing activities									1,045,083	226,333	379,898
Net change in cash and cash equivalents									1,085,217	107,325	5,605
Cash and cash equivalents at beginning of the period				232,681				125,356	232,681	125,356	119,751
Cash and cash equivalents at end of the period	1,317,898				232,681				1,317,898	232,681	125,356
Supplemental cash flow information:
Dividends declared not paid on restricted stock units	238				149				238	149	226
Parent Company
Operating Activities
Net income									63,621	83,814	80,236
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiaries									(15,674)	(85,750)	(83,285)
Gain on investments									(217)	0	0
Loss (gain) on other assets									0	16	(297)
Stock-based compensation expense									10,214	7,089	7,207
(Increase) decrease in other assets									(9,717)	1,056	(441)
Decrease in other liabilities									(13,363)	(9,711)	(7,737)
Net cash (used in) provided by operating activities									34,864	(3,486)	(4,317)
Investing Activities
Proceeds from the sale of other assets									0	0	869
Net cash paid in business combinations (See Note 2)									(35,505)	0	0
Net cash provided by (used in) investing activities									(35,505)	0	869
Financing Activities
Accretion of interest rate premium on subordinated debt									(436)	0	0
Payment of dividends									(14,264)	(10,045)	(6,137)
Proceeds from other borrowings									15,000	0	0
Net proceeds from sale of common stock under employee stock purchase program									978	804	1,196
Net cash provided by financing activities									1,278	(9,241)	(4,941)
Net change in cash and cash equivalents									637	(12,727)	(8,389)
Cash and cash equivalents at beginning of the period				$ 4,673				$ 17,400	4,673	17,400	25,789
Cash and cash equivalents at end of the period	5,310				4,673				5,310	4,673	17,400
Supplemental cash flow information:
Dividends declared not paid on restricted stock units	$ 238				$ 149				238	149	226
Noncash dividend from Bank									$ 956	$ 0	$ 572